Risk Management and Financial Instruments - Schedule of Contracts Exposure Scenario (Details) - 3 months ended Mar. 31, 2026 € in Thousands, £ in Thousands, $ in Thousands	USD ($)	EUR (€)	GBP (£)
Scenario (I) VaR 99% I.C. 1 dia Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (2,944)
Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	(44,164)
Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (88,328)
CDI [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
CDI [Member] | Scenario (I) VaR 99% I.C. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	14.65%	14.65%	14.65%
CDI [Member] | Scenario (I) VaR 99% I.C. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	14.59%	14.59%	14.59%
CDI [Member] | Scenario (I) VaR 99% I.C. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (11)
CDI [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	10.99%	10.99%	10.99%
CDI [Member] | Scenario (II) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (660)
CDI [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.33%	7.33%	7.33%
CDI [Member] | Scenario (III) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (1,320)
IPCA [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
IPCA [Member] | Scenario (I) VaR 99% I.C. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.81%	3.81%	3.81%
IPCA [Member] | Scenario (I) VaR 99% I.C. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.82%	3.82%	3.82%
IPCA [Member] | Scenario (I) VaR 99% I.C. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (90)
IPCA [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.76%	4.76%	4.76%
IPCA [Member] | Scenario (II) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (16,284)
IPCA [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.72%	5.72%	5.72%
IPCA [Member] | Scenario (III) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (32,551)
SOFR [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
SOFR [Member] | Scenario (I) VaR 99% I.C. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.68%	3.68%	3.68%
SOFR [Member] | Scenario (I) VaR 99% I.C. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.68%	3.68%	3.68%
SOFR [Member] | Scenario (I) VaR 99% I.C. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (11)
SOFR [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.60%	4.60%	4.60%
SOFR [Member] | Scenario (II) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (2,510)
SOFR [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.52%	5.52%	5.52%
SOFR [Member] | Scenario (III) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (5,020)
Euribor [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Euribor [Member] | Scenario (I) VaR 99% I.C. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	2.87%	2.87%	2.87%
Euribor [Member] | Scenario (I) VaR 99% I.C. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.87%	2.87%	2.87%
Euribor [Member] | Scenario (I) VaR 99% I.C. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (1)
Euribor [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.59%	3.59%	3.59%
Euribor [Member] | Scenario (II) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (380)
Euribor [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.31%	4.31%	4.31%
Euribor [Member] | Scenario (III) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (761)
Sensitivity analysis [Member] | Scenario (I) VaR 99% I.C. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	(113)
Sensitivity analysis [Member] | Scenario (II) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	(19,834)
Sensitivity analysis [Member] | Scenario (III) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (39,652)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.98%	0.98%	0.98%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (60,803)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.85%	0.85%	0.85%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (550,393)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.70%	0.70%	0.70%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (1,100,786)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Financial [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%
Financial [Member] | Scenario (I) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.02%	1.02%	1.02%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (6,188)
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.15%	1.15%	1.15%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (56,022)
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.30%	1.30%	1.30%
Financial [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (112,045)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.02%	1.02%	1.02%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (6,953)
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.15%	1.15%	1.15%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (62,952)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.30%	1.30%	1.30%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (125,904)
Sensitivity analysis [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	(73,944)
Sensitivity analysis [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	(669,367)
Sensitivity analysis [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (1,338,735)
Operating [Member] | Scenario (I) VaR 99% I.C. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.13%	1.13%	1.13%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.98%	0.98%	0.98%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (42,750)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.81%	0.81%	0.81%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (85,500)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.15%	1.15%	1.15%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (4,452)
Financial [Member] | Scenario (I) VaR 99% I.C. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.17%	1.17%	1.17%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.32%	1.32%	1.32%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (2,186)
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.50%	1.50%	1.50%
Financial [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (4,372)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Financial [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.15%	1.15%	1.15%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (228)
Derivatives [Member] | Scenario (I) VaR 99% I.C. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.13%	1.13%	1.13%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.98%	0.98%	0.98%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (1,341)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.81%	0.81%	0.81%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (2,682)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.15%	1.15%	1.15%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (140)
EURO [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		(46,277)
EURO [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		(92,554)
EURO [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (4,820)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (1,839)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.32%	1.32%	1.32%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.30%	1.30%	1.30%
Operating [Member] | Scenario (II) @ Variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.12%	1.12%	1.12%
Operating [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (17,601)
Operating [Member] | Scenario (III) @ Variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.92%	0.92%	0.92%
Operating [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (35,202)
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (1)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Financial [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.32%	1.32%	1.32%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.34%	1.34%	1.34%
Financial [Member] | Scenario (II) @ Variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.52%	1.52%	1.52%
Financial [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (12)
Financial [Member] | Scenario (III) @ Variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.71%	1.71%	1.71%
Financial [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (23)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (1,057)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.32%	1.32%	1.32%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.34%	1.34%	1.34%
Derivatives [Member] | Scenario (II) @ Variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.52%	1.52%	1.52%
Derivatives [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (10,118)
Derivatives [Member] | Scenario (III) @ Variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.71%	1.71%	1.71%
Derivatives [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (20,235)
British Pound [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			(2,897)
British Pound [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			(27,731)
British Pound [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (55,460)
Operating [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (291,993)
Operating [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (583,986)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (I) VaR 99% I.C. 1 dia Current price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	35.00%	35.00%	35.00%
Operating [Member] | Scenario (I) VaR 99% I.C. 1 dia Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	34.00%	34.00%	34.00%
Operating [Member] | Scenario (I) VaR 99% I.C. 1 dia Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (19,466)
Operating [Member] | Scenario (II) Variation - 15% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	30.00%	30.00%	30.00%
Operating [Member] | Scenario (III) Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	24.00%	24.00%	24.00%
Derivatives [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (282,619)
Derivatives [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (565,237)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (I) VaR 99% I.C. 1 dia Current price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	26.00%	26.00%	26.00%
Derivatives [Member] | Scenario (I) VaR 99% I.C. 1 dia Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	26.00%	26.00%	26.00%
Derivatives [Member] | Scenario (I) VaR 99% I.C. 1 dia Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (18,841)
Derivatives [Member] | Scenario (II) Variation - 15% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	29.00%	29.00%	29.00%
Derivatives [Member] | Scenario (III) Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	33.00%	33.00%	33.00%
Sensitivity analysis [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (574,612)
Sensitivity analysis [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	(1,149,223)
Sensitivity analysis [Member] | Scenario (I) VaR 99% I.C. 1 dia Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (38,307)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (I) VaR 99% I.C. 1 dia Current price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	5.00%	5.00%	5.00%
Operating [Member] | Scenario (I) VaR 99% I.C. 1 dia Price [member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.00%	5.00%	5.00%
Operating [Member] | Scenario (I) VaR 99% I.C. 1 dia Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (59)
Operating [Member] | Scenario (II) Variation - 15% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.00%	4.00%	4.00%
Operating [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (891)
Operating [Member] | Scenario (III) Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.00%	4.00%	4.00%
Operating [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (1,782)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Scenario (I) VaR 99% I.C. 1 dia Current price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%
Derivatives [Member] | Scenario (I) VaR 99% I.C. 1 dia Price [member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.00%	1.00%	1.00%
Derivatives [Member] | Scenario (I) VaR 99% I.C. 1 dia Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (2,885)
Derivatives [Member] | Scenario (II) Variation - 15% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.00%	1.00%	1.00%
Derivatives [Member] | Scenario (II) Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (43,273)
Derivatives [Member] | Scenario (III) Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.00%	1.00%	1.00%
Derivatives [Member] | Scenario (III) Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (86,547)